Symetra Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

November 26, 2013

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Symetra Mutual Funds Trust (the “Trust”)
(File Nos. 033-12213 and 811-05037)

Ladies and Gentlemen:

On behalf of the Trust and its series:  Symetra DoubleLine Total Return Fund, Symetra DoubleLine Emerging Markets Income Fund, and Symetra Yacktman Focused Fund (the “Funds”) transmitted herewith for filing are definitive additional materials related to the proposal referred to in the Preliminary Proxy Statement filed on November 15, 2013, on behalf of the Funds.  The definitive additional materials consist of (1) telephone script for use by the proxy solicitor and (2) a letter to shareholders explaining the proxy.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Very truly yours,

/s/ Elaine E. Richards
Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures